Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Jun. 30, 2021	Dec. 31, 2019
Related Parties (Details) [Line Items]
Outstanding shares, percentage	100.00%
Dividends paid	$ 385,901
Advance to shareholder				$ 6,484,121
Dividends payable				385,901
Subscription payments		$ 5,415,082
subscription receivable from share holder		3,022,606
Dividends paid	385,901
Advances from directors	1,617,000
Repaid amount	1,467,000
Due to director	150,000		$ 152,000
Director [Member]
Related Parties (Details) [Line Items]
Advances for working capital needs	1,617,000	$ 484,601		$ 7,679,131
Aggregate amount repaid	1,467,000
Amount due	$ 150,000